Related Party (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party [Abstract]
Schedule of Transactions and Balances Outstanding with the Related Parties

The details of transactions with the related parties for the nine months ended September 30, 2025 and September 30, 2024 and balances outstanding as on September 30, 2025 and December 31, 2024, are as follows:

Particulars	For the nine months ended Sept 30, 2025	For the nine months ended Sept 30, 2024
Expenses incurred on behalf of affiliates
Srivastava Robotic Surgery Pvt Ltd	53	71
SS International Centre for Robotics Surgery Pvt Ltd	12,897	-
Sudhir Srivastava Medical Innovations Pvt Ltd	71	149
Telegnosis Private Limited	218	-
Sudhir Prem Srivastava, M.D.	18,000	-

Expenses incurred on behalf of the Company
Sudhir Prem Srivastava, M.D.	136,572	204,156
Barry F. Cohen	5,753	-
Dr. Frederic H Moll	11,499	-
Dr. S.P. Somashekhar	5,574	-

2016 Stock Incentive Plans Expenses/(Reversal)
Anup Sethi	(122,247)	985,168
Barry F. Cohen	431,335	432,915
Dr. S.P. Somashekhar	158,190	157,158
Sudhir Prem Srivastava, M.D.	1,294,006	5,955,553
Vishwajyoti P. Srivastava, M.D	431,335	432,915

Consultancy charges and other perquisites
Anup Sethi#	65,738	131,904
Barry F. Cohen	135,000	135,000
Vishwajyoti P. Srivastava, M.D	225,510	159,086
Sudhir Prem Srivastava	664,586	658,776
Arvind Palaniappan#	16,202	-
Naveen Kumar Amar#	3,080	-

Proceeds from notes issued
Sushruta Pvt Ltd.	28,000,000	3,500,000

Interest accrued on notes
Sushruta Private Limited	182,400	115,597

Conversion of notes into common stock
Sushruta Private Limited	30,164,548	-

Balances outstanding at period and year end:

Particulars	As on Sept 30, 2025	As on December 31, 2024
Balance receivable / (payable)
Accrued expenses and other current liabilities:
Barry F. Cohen	(451,253)	(310,500)
Sushruta Pvt Ltd.	-	(194,785)
Vishwajyoti P. Srivastava, M.D	-	(75,006)
Naveen Kumar Amar#	(3,080)	-

Prepaid & Other current assets:
Cardio Bahamas*	(76,741)	(76,741)
Srivastava Robotic Surgery Pvt Ltd	398	345
SS International Centre for Robotics Surgery Pvt Ltd	13,845	948
SSI PTE Singapore*	(424,546)	(424,586)
Sudhir Prem Srivastava, M.D.*	2,536,533	1,644,825
Sudhir Srivastava Medical Innovations Pvt Ltd	562	491
Sushruta Pvt Ltd	5,000	5,000
Telegnosis Private Limited	935	727

Notes Payable:
Sushruta Private Limited	-	(6,000,000)

*	For these balances, Dr. Sudhir Prem Srivastava is considered as the ultimate beneficial owner, and the settlement is expected to be made on net basis. Accordingly, these balances have been disclosed under prepaids and other current assets.

#	During the current period, Mr. Anup Sethi resigned from the position of Chief Financial Officer with effect from April 30, 2025. In his place, Mr. Arvind Palaniappan was appointed as the Interim Chief Financial Officer. Further Mr. Arvind Palaniappan resigned as Interim Chief Financial Officer effective July 23, 2025, meanwhile his responsibilities were assumed by Dr. Vishwajyoti P. Srivastava- Chief Operating Officer- Asia Pacific. On September 24, 2025, the Company appointed Mr. Naveen Kumar Amar as Chief Financial Officer.

The details of transactions and balances outstanding with the related parties for the year ended December 31, 2024 and 2023 are as follows:

Particulars	For the year ended December 31, 2024	For the year ended December 31, 2023
Transactions during the year:

Expenses incurred on behalf of affiliates
Srivastava Robotic Surgery Pvt Ltd	345	330
SS International Centre For Robotics Surgery Pvt Ltd	948	2,498
Sudhir Srivastava Medical Innovations Pvt Ltd	491	357
Telegnosis Private Limited	345	383

Reimbursements payable
Sudhir Prem Srivastava	(239,223)	(211,904)

ESOP expenses
Anup Sethi	1,315,032	1,434,606
Barry F. Cohen	577,868	630,413
Dr. Frederic H Moll	-	4,463,799
Dr. S.P. Somashekhar	210,260	34,866
Sudhir Prem Srivastava	6,390,413	1,891,240
Vishwajyoti P. Srivastava, M.D	577,868	630,413

Consultancy charges and other perquisites
Anup Sethi	178,251	167,775
Barry F. Cohen	180,000	128,000
Sudhir Prem Srivastava	889,567	805,992
Vishwajyoti P. Srivastava, M.D	212,164	209,623

Proceeds from notes issued
Sushruta Private Limited	6,000,000	16,980,000

Interest expense on notes
Sushruta Private Limited	194,785	-

Conversion of notes into common stock
Sushruta Private Limited	-	16,980,000

Balances outstanding as on year end:

	As on December 31, 2024	As on December 31, 2023
Balance receivable / (payable)
Accrued expenses & other current liabilities:
Barry F. Cohen	(310,500)	(130,500)
Sushruta Private Limited	(194,785)	-

Vishwajyoti P. Srivastava, M.D	(75,006)	(75,006)

Prepaids and other current assets:
Srivastava Robotic Surgery Pvt Ltd	345	-
SS International Centre For Robotics Surgery Pvt Ltd	948	-
Cardio Bahamas^	(76,741)	(76,741)
SSI PTE Singapore^	(424,586)	(424,586)
Sudhir Prem Srivastava^	1,644,825	2,063,508
Sudhir Srivastava Medical Innovations Pvt Ltd	491	-
Telegnosis Private Limited	727	383
Sushruta Private Limited	5,000	5,000
Notes payable:
Sushruta Private Limited	(6,000,000)	-

^	For these balances, Dr. Sudhir Prem Srivastava is considered as the ultimate beneficial owner, and the settlement is expected to be made on net basis. Accordingly, these balances have been disclosed under prepaids and other current assets.